NON-CONTROLLING INTERESTS - Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	$ 1,781
Share of income (loss)	110	$ 78
Cash contributed	24	13
Decrease in non-controlling interest		493
Disbursements	(123)	(195)
Non-controlling interests, ending balance	1,792	1,781
Subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	1,781	2,378
Share of income (loss)	110	78
Cash contributed	24	13
Decrease in non-controlling interest		(493)
Disbursements	(123)	(195)
Non-controlling interests, ending balance	$ 1,792	1,781
Pueblo Viejo
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	40.00%
Non-controlling interests, beginning balance	$ 1,290	1,311
Share of income (loss)	89	118
Cash contributed	0	0
Decrease in non-controlling interest		0
Disbursements	(108)	(139)
Non-controlling interests, ending balance	$ 1,271	1,290
Acacia Mining PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	36.10%
Non-controlling interests, beginning balance	$ 480	704
Share of income (loss)	22	(211)
Cash contributed	0	0
Decrease in non-controlling interest		0
Disbursements	0	(13)
Non-controlling interests, ending balance	$ 502	480
Cerro Casale
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
Non-controlling interests, beginning balance	$ 0	319
Share of income (loss)	0	173
Cash contributed	0	1
Decrease in non-controlling interest		(493)
Disbursements	0	0
Non-controlling interests, ending balance	0	0
Other
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	11	44
Share of income (loss)	(1)	(2)
Cash contributed	24	12
Decrease in non-controlling interest		0
Disbursements	(15)	(43)
Non-controlling interests, ending balance	$ 19	$ 11